SCHEDULE OF STOCK OPTIONS OUTSTANDING (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares
Number of Options, Outstanding, beginning | shares	615,000
Weighted average exercise price, beginning | $ / shares	$ 1.41
Granted during the period | shares	10,000	895,000
Weighted average exercise price, granted | $ / shares		$ 1.16
Exercised during the period | shares		(290,000)
Weighted average exercise price, exercised | $ / shares		$ 0.82
Granted during the period | shares		10,000
Weighted average exercise price, granted | $ / shares	$ 3.82	$ 6.20
Number of Options, Exercisable, beginning | shares	612,500
Weighted average exercise price, Exercisable, beginning | $ / shares	$ 1.39
Number of Options, Outstanding, Ending | shares	625,000	615,000
Weighted average exercise price, ending | $ / shares	$ 1.44	$ 1.41
Number of Options, Exercisable, Ending | shares	615,000	612,500
Weighted average exercise price, Exercisable, ending | $ / shares	$ 1.41	$ 1.39